Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Financial instruments credit-impaired after purchase or origination [member]
Disclosure of credit risk exposure [line items]
Allowance for PCI loans	$ (18)		$ (20)
The total amount of expected credit losses at initial recognition on PCI loans	79		79
Other assets [member]
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ (10)	$ 10	$ (7)	$ 11